Document and Entity Information	Nov. 07, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	Nielsen Holdings plc
Entity Central Index Key	0001492633
Entity Emerging Growth Company	false
Entity File Number	001-35042
Entity Tax Identification Number	98-1225347
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	85 Broad Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(646)
Local Phone Number	654-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Ordinary shares, par value €0.07 per share
Trading Symbol	NLSN
Name of each exchange on which registered	NYSE